Other Accounts Payable	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Other accounts payable	5. Other accounts payable
	December 31,
	2018	2017
	U.S. dollars in thousands
Employees and payroll accruals	$-	$38
Accrued expenses	19	353
	$19	$391